Performance Management - iShares Systematic Alternatives Active ETF	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
As of the date of this prospectus (the “Prospectus”), the Fund does not have a full calendar year of performance information to report. The Fund’s benchmark is the ICE BofA 3-Month U.S. Treasury Bill Index. The Bloomberg U.S. Aggregate Bond Index is relevant to the Fund because it has characteristics similar to the Fund’s investment strategy.

Performance One Year or Less [Text]	As of the date of this prospectus (the “Prospectus”), the Fund does not have a full calendar year of performance information to report.